Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 922	$ 876	$ 895	$ 826
Provision for credit losses
Originations	27	31	74	85
Maturities	(38)	(43)	(107)	(124)
Changes in risk, parameters and exposures	138	150	431	444
Write-offs	(148)	(139)	(440)	(405)
Recoveries	32	30	94	87
Exchange rate and other	(1)	(3)	(15)	(11)
Balance at end of period	932	902	932	902
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	238	253	242	278
Provision for credit losses
Transfers to Stage 1	154	154	428	576
Transfers to Stage 2	(20)	(26)	(66)	(118)
Transfers to Stage 3		(1)	(1)	(2)
Originations	27	30	73	81
Maturities	(8)	(9)	(20)	(25)
Changes in risk, parameters and exposures	(148)	(143)	(414)	(530)
Exchange rate and other			1	(2)
Balance at end of period	243	258	243	258
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	555	488	512	427
Provision for credit losses
Transfers to Stage 1	(154)	(154)	(422)	(576)
Transfers to Stage 2	20	27	67	119
Transfers to Stage 3	(41)	(36)	(125)	(114)
Originations		1	1	4
Maturities	(30)	(34)	(87)	(99)
Changes in risk, parameters and exposures	210	213	614	745
Exchange rate and other				(1)
Balance at end of period	560	505	560	505
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	129	135	141	121
Provision for credit losses
Transfers to Stage 1			(6)
Transfers to Stage 2		(1)	(1)	(1)
Transfers to Stage 3	41	37	126	116
Changes in risk, parameters and exposures	76	80	231	229
Write-offs	(148)	(139)	(440)	(405)
Recoveries	32	30	94	87
Exchange rate and other	(1)	(3)	(16)	(8)
Balance at end of period	$ 129	$ 139	$ 129	$ 139